UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      V3 Capital Management, L.P.
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Address:   535 Madison Avenue
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           New York, NY  10022
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Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Fitzgerald
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Title:     Senior Managing Member of General Partner
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Phone:     212-421-7548
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Signature, Place, and Date of Signing:

  /s/ Charles Fitzgerald       New York, New York            08/12/11
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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:           15
                                               -------------

Form 13F Information Table Value Total:          81,534
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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

         Name of          Title of         Value  Shrs of    SH/   PUT/ Investme Other
          Issuer           Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretiManagers  Sole  Shared

AGREE REALTY CORP           COM   00849210    1327    59436               Sole            Sole
APARTMENT INVT & MGMT CO    COM   03748R10   10618   415900               Sole            Sole
CAPITAL SENIOR LIVING CORP  COM   14047510    2990   321805               Sole            Sole
CHATHAM LODGING TR          COM   16208T10    2641   163923               Sole            Sole
COGDELL SPENCER INC         COM   19238U10    8226  1373274               Sole            Sole
COUSINS PPTYS INC           COM   22279510    9982  1168808               Sole            Sole
EQUITY LIFESTYLE PROP INC   COM   29472R10   13153   210657               Sole            Sole
FOREST CITY ENTERPRISES-A   COM   34555010    3982   213300               Sole            Sole
KILROY RLTY CORP            COM   49427F10    6682   169200               Sole            Sole
MARRIOTT INTERNATIONAL INC  COM   57190320    3904   110000               Sole            Sole
PS BUSINESS PARKS INC.      COM   69360J10    6594   119671               Sole            Sole
SUNRISE SENIOR LIVING INC   COM   86768K10    2817   295600               Sole            Sole
TERRENO REALTY CORP         COM   88146M10    2718   159762               Sole            Sole
THOMAS PPTYS GROUP INC      COM   88445310    1927   600336               Sole            Sole
U-STORE-IT TRUST            COM   91274F10    3974   377800               Sole            Sole

